EX-99.1


Bear Stearns Structured Products, Inc.
Grantor Trust Certificates

Distribution Date: 5/27/2008

Bear Stearns Structured Products, Inc.
Grantor Trust Certificates
Series 2008-R1

Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675

                                        Certificateholder Distribution Summary

         Class                      CUSIP            Record    Certificate      Certificate            Beginning          Interest
                                                       Date          Class     Pass-Through          Certificate      Distribution
                                                               Description             Rate              Balance
          A-1                   07402WAA6        04/30/2008           SEN          5.99055%        77,107,189.86        384,928.85
          A-2                   07402WAB4        04/30/2008           SEN          5.99055%         5,896,627.90         29,436.71

Totals                                                                                             83,003,817.76        414,365.56


                                   Certificateholder Distribution Summary (continued)


         Class                   Principal           Current              Ending              Total          Cumulative
                              Distribution          Realized         Certificate       Distribution            Realized
                                                        Loss             Balance                                 Losses
          A-1                    16,381.99              0.00       77,090,807.86         401,310.84                0.00
          A-2                     1,252.78              0.00        5,895,375.12          30,689.49                0.00

Totals                           17,634.77              0.00       82,986,182.98         432,000.33                0.00



Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.
All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distributions Junior Certificates

         Class                     Original             Beginning
                                       Face           Certificate                 Principal          Accretion
                                     Amount               Balance                       Due

          A-1                 78,858,120.00         77,107,189.86                 16,381.99              0.00
          A-2                  6,030,527.00          5,896,627.90                  1,252.78              0.00

Totals                        84,888,647.00         83,003,817.76                 17,634.77              0.00


                                        Principal Distributions Junior Certificates (continued)

         Class                   Realized              Total                 Ending             Ending                 Total
                                  Loss(1)          Principal            Certificate        Certificate             Principal
                                                   Reduction                Balance         Percentage          Distribution
          A-1                        0.00          16,381.99          77,090,807.86         0.97758871             16,381.99
          A-2                        0.00           1,252.78           5,895,375.12         0.97758871              1,252.78

Totals                               0.00          17,634.77          82,986,182.98         0.97758871             17,634.77


(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.





                                            Principal Distributions Junior Certificate Factors

         Class                      Original            Beginning
                                        Face          Certificate                    Principal           Accretion
                                      Amount              Balance                          Due
          A-1                  78,858,120.00         977.79645089                   0.20774005           0.00000000
          A-2                   6,030,527.00         977.79645129                   0.20773972           0.00000000



                                      Principal Distributions Junior Certificate Factors (continued)

         Class                      Realized                Total                Ending              Ending                Total
                                     Loss(1)            Principal           Certificate         Certificate            Principal
                                                        Reduction               Balance          Percentage         Distribution
          A-1                     0.00000000           0.20774005          977.58871071          0.97758871           0.20774005
          A-2                     0.00000000           0.20773972          977.58871157          0.97758871           0.20773972


(1)Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.




                                                 Interest Distributions Junior Certificates

         Class                 Accrual        Accrual        Current            Beginning             Current        Payment of
                                Dates           Days     Certificate         Certificate/             Accrued    Unpaid Interest
                                                                Rate             Notional            Interest      Shortfall (1)
                                                                                  Balance
          A-1             04/01/08 - 04/30/08    30         5.99055%        77,107,189.86          384,928.85               0.00
          A-2             04/01/08 - 04/30/08    30         5.99055%         5,896,627.90           29,436.71               0.00

Totals                                                                                             414,365.56               0.00




                                           Interest Distributions Junior Certificates (continued)

         Class                        Current        Non-Supported                Total            Remaining               Ending
                                     Interest             Interest             Interest      Unpaid Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution         Shortfall(1)             Notional
                                                                                                                          Balance
          A-1                            0.00                 0.00           384,928.85                 0.00        77,090,807.86
          A-2                            0.00                 0.00            29,436.71                 0.00         5,895,375.12

Totals                                   0.00                 0.00           414,365.56                 0.00


(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.



                                           Interest Distributions Junior Certificate Factors

         Class                        Original         Current           Beginning               Current           Payment of
                                          Face     Certificate         Certificate/              Accrued       Unpaid Interest
                                        Amount            Rate             Notional             Interest         Shortfall (1)
                                                                            Balance
          A-1                    78,858,120.00        5.99055%         977.79645089           4.88128363            0.00000000
          A-2                     6,030,527.00        5.99055%         977.79645129           4.88128318            0.00000000



                                       Interest Distributions Junior Certificate Factors (continued)

         Class                       Current         Non-Supported                Total    Remaining Unpaid              Ending
                                    Interest              Interest             Interest            Interest         Certificate/
                                Shortfall(1)             Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A-1                     0.00000000            0.00000000           4.88128363          0.00000000         977.58871071
          A-2                     0.00000000            0.00000000           4.88128318          0.00000000         977.58871157


(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.




                                                 Delinquency Status


            DELINQUENT           BANKRUPTCY           FORECLOSURE          REO                 Total
            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Actual Balance       Actual Balance       Actual Balance       Actual Balance      Actual Balance
0-29 Days                        0                    0                    0                   0
                                 0.00                 0.00                 0.00                0.00

30 Days     13                   0                    0                    0                   13
            6,557,287.51         0.00                 0.00                 0.00                6,557,287.51

60 Days     9                    0                    0                    0                   9
            5,419,107.27         0.00                 0.00                 0.00                5,419,107.27

90 Days     4                    0                    0                    0                   4
            2,314,913.49         0.00                 0.00                 0.00                2,314,913.49

120 Days    5                    0                    0                    0                   5
            3,173,649.16         0.00                 0.00                 0.00                3,173,649.16

150 Days    0                    1                    0                    0                   1
            0.00                 669,000.00           0.00                 0.00                669,000.00

180+ Days   0                    0                    7                    1                   8
            0.00                 0.00                 4,801,850.00         481,500.00          5,283,350.00

Totals      31                   1                    7                    1                   40
            17,464,957.43        669,000.00           4,801,850.00         481,500.00          23,417,307.43

            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Actual Balance       Actual Balance       Actual Balance       Actual Balance      Actual Balance
0-29 Days                        0.000000%            0.000000%            0.000000%           0.000000%
                                 0.000000%            0.000000%            0.000000%           0.000000%

30 Days     1.060359%            0.000000%            0.000000%            0.000000%           1.060359%
            0.875395%            0.000000%            0.000000%            0.000000%           0.875395%

60 Days     0.734095%            0.000000%            0.000000%            0.000000%           0.734095%
            0.723449%            0.000000%            0.000000%            0.000000%           0.723449%

90 Days     0.326264%            0.000000%            0.000000%            0.000000%           0.326264%
            0.309040%            0.000000%            0.000000%            0.000000%           0.309040%

120 Days    0.407830%            0.000000%            0.000000%            0.000000%           0.407830%
            0.423681%            0.000000%            0.000000%            0.000000%           0.423681%

150 Days    0.000000%            0.081566%            0.000000%            0.000000%           0.081566%
            0.000000%            0.089311%            0.000000%            0.000000%           0.089311%

180+ Days   0.000000%            0.000000%            0.570962%            0.081566%           0.652529%
            0.000000%            0.000000%            0.641045%            0.064280%           0.705325%

Totals      2.528548%            0.081566%            0.570962%            0.081566%           3.262643%
            2.331565%            0.089311%            0.641045%            0.064280%           3.126202%

                                                  CREDIT SUPPORT

                     Original $             Original %          Current $                Current %
Class A2          78,858,120.00                0.0000%      77,090,807.86                 10.2925%
Class A1                   0.00                0.0000%               0.00                  0.0000%


Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure



                                                ADMINISTRATION FEES
Certificate Administration Fee                                                                0.00


                                              Underlying Collateral Information

                                                                      Class Portion of                       Ending Class
                                 Class                Class            Non-Supported           Class            Prinicpal
Issuer  Deal          Class      Principal Paid       Interest Paid    Interest Shortfall      Losses           Balance
BST    2007-3       III-A-1         17,634.77         414,616.57             0.00                 0.00          82,986,183.37

Totals                              17,634.77         414,616.57             0.00                 0.00          82,986,183.37



                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
BST    2007-3        749,001,497.48                0.00                       0.00                      1,226

Totals               749,001,497.48                0.00                       0.00                      1,226



                                              Underlying Delinquency Information

                           30 to 60 Days             60 to 90 Days                   90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count         Amount

BST     2007-3        13      6,557,287.51        9      5,419,107.27            9       5,488,562.65

Totals                13      6,557,287.51        9      5,419,107.27            9       5,488,562.65



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 BST      2007-3          1           669,000.00          7     4,801,850.00            1          481,500.00

Totals                    1           669,000.00          7     4,801,850.00            1          481,500.00



CT Corporation-     UCC Filing Fee 251.00




                                    SUPPLEMENTAL REPORTING

Closing Date
January 16, 2008.

Distribution Date
Each Underlying Certificate Distribution Date, commencing in January 2008, except for the first Distribution Date,
which will be January 28, 2008.    If, at any time, the trustee for the Underlying Certificates is no longer Wells
Fargo Bank, N.A., and the Trustee for the Certificates determines that it is impractical for distributions on the Certificates to be made on the Underlying Certificate Distribution Date, the Distribution Date will be changed at the Trustee's discretion to one Business Day after the Underlying Distribution Date.

Interest Accrual Period
Interest will accrue on each class of offered certificates during each one-month period ending on the last day of the month preceding the month in which each distribution date occurs.  The initial interest accrual period will be deemed to be the one-month period receding the closing date.

Record Date
For the Certificates and the first Distribution Date, the Closing Date, and for any Distribution Date thereafter, the last Business Day of the month preceding the month in which such Distribution Date occurs.

Trustee
Wells Fargo Bank, N.A.

Business Day
Any day other than a Saturday, a Sunday or a day on which the Federal Reserve Bank of New York is closed or on which banking institutions in New York or in any city in which the Corporate Trust Office of the Trustee is located are authorized or obligated by law or executive order to close.

